UNAUDITED PRO FORMA CONDENSED COMBINED FINANCIAL STATEMENTS (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 157			$ 1,557	$ 8,942			$ 76,286		$ 10,139
Accounts receivables, net
Prepaid expenses	18,000
Deferred assets
Due from related parties
Total current assets	18,157			1,557				88,120
Non-current assets
Property and equipment, at cost, net				615				902
Total Assets	18,157			2,172				89,022
Current liabilities:
Accounts payable & accrued liabilities				33,000				17,500
Due to related party	95,600
Total current liabilities	95,600			321,720				134,699
Total liabilities	95,600
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value, 5,000,000 shares authorized, 13,500 and 23,500 issued and outstandingtanding	135			235				100
Common stock, $0.0001 par value, 200,000,000 shares authorized, 1,668,049 and 518,105 shares issued and 1,653,873 and 503,929 shares outstanding	167
Additional paid-in capital	9,064,446			8,664,158				8,451,308
Subscription receivable
Treasury stock, 14,176 and 14,176 shares at cost	(60,395)			(60,395)				(40,773)
Accumulated (deficit)	(9,081,796)			(8,928,727)				(8,461,493)
Total stockholders' equity (deficit)	(77,443)	$ (62,690)		(319,548)	(280,938)	$ (232,859)		(45,677)		$ (101,253)
Total Liabilities and Stockholders' equity (deficit)	18,157			$ 2,172				$ 89,022
Pro Forma Adjustment
Current assets:
Due from related parties	(10,009)
Current liabilities:
Due to related party	(10,009)
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value, 5,000,000 shares authorized, 13,500 and 23,500 issued and outstandingtanding	90
Common stock, $0.0001 par value, 200,000,000 shares authorized, 1,668,049 and 518,105 shares issued and 1,653,873 and 503,929 shares outstanding	(50,000)
Additional paid-in capital	(9,031,886)
Accumulated (deficit)	9,081,796
Combined
Current assets:
Cash and cash equivalents	54,516
Accounts receivables, net	17,142
Prepaid expenses	33,597
Deferred assets	115,000
Due from related parties
Total current assets	220,256
Non-current assets
Property and equipment, at cost, net	167
Total Assets	220,422
Current liabilities:
Accounts payable & accrued liabilities	7,489
Due to related party	267,834
Total current liabilities	275,323
Total liabilities	275,323
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value, 5,000,000 shares authorized, 13,500 and 23,500 issued and outstandingtanding	225
Common stock, $0.0001 par value, 200,000,000 shares authorized, 1,668,049 and 518,105 shares issued and 1,653,873 and 503,929 shares outstanding	167
Additional paid-in capital	441,534
Subscription receivable	(48,718)
Treasury stock, 14,176 and 14,176 shares at cost	(60,395)
Accumulated (deficit)	(387,714)
Total stockholders' equity (deficit)	(54,901)
Total Liabilities and Stockholders' equity (deficit)	220,422
QDM Holdings Limited [Member]
Current assets:
Cash and cash equivalents	54,359		$ 62,399		$ 27,944		$ 24,716		$ 55,945
Accounts receivables, net	17,142		9,865				48,713
Prepaid expenses	15,597		13,672				19,471
Deferred assets	115,000
Due from related parties	10,009
Total current assets	212,107		106,252				131,362
Non-current assets
Property and equipment, at cost, net	167		335				2,366
Total Assets	212,274		106,587				133,728
Current liabilities:
Accounts payable & accrued liabilities	7,489		3,774				11,761
Due to related party	182,243
Total current liabilities	189,732		28,402				83,665
Total liabilities	189,732		28,402				83,665
Stockholders' equity (deficit):
Common stock, $0.0001 par value, 200,000,000 shares authorized, 1,668,049 and 518,105 shares issued and 1,653,873 and 503,929 shares outstanding	50,000
Additional paid-in capital	408,974		408,974				408,974
Subscription receivable	(48,718)		(48,718)				(53,205)
Treasury stock, 14,176 and 14,176 shares at cost
Accumulated (deficit)	(387,714)		(332,071)				(306,988)
Total stockholders' equity (deficit)	22,542		78,185				50,063
Total Liabilities and Stockholders' equity (deficit)	$ 212,274		$ 106,587				$ 133,728